CONCENTRATIONS OF RISK (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Concentration Risk [Line Items]
Revenues	$ 463,755	$ 1,024,510	$ 657,131	$ 1,121,029
Accounts receivable	4,900,739		4,900,739		$ 4,499,746
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 386,463	$ 928,913	$ 502,513	$ 966,404
Concentration Risk, Percentage	84.00%	91.00%	76.00%	86.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 38,646		$ 77,309
Concentration Risk, Percentage	8.00%		12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 38,646		$ 77,309
Concentration Risk, Percentage	8.00%		12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Total Customers [Member]
Concentration Risk [Line Items]
Revenues	$ 463,755		$ 657,131
Concentration Risk, Percentage	100.00%		100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 2,343,210	$ 916,107	$ 2,343,210	$ 916,107
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable	1,438,790		1,438,790
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable	1,113,330		1,113,330
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Total Customers [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 4,895,330		$ 4,895,330